THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2022 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communications - 18.5%
Entertainment Content - 2.1%
Take-Two Interactive Software, Inc. (a)	30,000	$ 3,585,300

Internet Media & Services - 16.4%
Alphabet, Inc. - Class A (a)	3,275	7,474,172
Alphabet, Inc. - Class C (a)	3,609	8,298,282
Meta Platforms, Inc. - Class A (a)	62,000	12,429,140
		28,201,594
Consumer Discretionary - 8.2%
E-Commerce Discretionary - 6.8%
Amazon.com, Inc. (a)	4,725	11,744,602

Home & Office Products - 1.4%
Scotts Miracle-Gro Company (The)	23,600	2,452,748

Consumer Staples - 2.8%
Household Products - 1.3%
Church & Dwight Company, Inc.	22,000	2,146,320

Retail - Consumer Staples - 1.5%
Costco Wholesale Corporation	5,000	2,658,600

Financials - 2.0%
Institutional Financial Services - 2.0%
Intercontinental Exchange, Inc.	30,000	3,474,300

Health Care - 8.8%
Biotech & Pharma - 1.8%
AbbVie, Inc.	7,500	1,101,600
Zoetis, Inc.	11,000	1,949,750
		3,051,350
Health Care Facilities & Services - 2.2%
Charles River Laboratories International, Inc. (a)	10,000	2,415,100
CVS Health Corporation	15,000	1,441,950
		3,857,050
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THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Health Care - 8.8% (Continued)
Medical Equipment & Devices - 4.8%
Intuitive Surgical, Inc. (a)	27,000	$ 6,461,100
Stryker Corporation	7,500	1,809,450
		8,270,550
Industrials - 5.3%
Commercial Support Services - 2.4%
Waste Management, Inc.	25,000	4,111,000

Transportation & Logistics - 2.9%
Norfolk Southern Corporation	7,000	1,805,160
United Parcel Service, Inc. - Class B	18,000	3,239,640
		5,044,800
Materials - 1.5%
Chemicals - 1.5%
Ecolab, Inc.	15,000	2,540,100

Technology - 51.4%
Semiconductors - 6.9%
NVIDIA Corporation	20,000	3,709,400
QUALCOMM, Inc.	16,000	2,235,040
Texas Instruments, Inc.	35,000	5,958,750
		11,903,190
Software - 17.0%
Adobe, Inc. (a)	12,000	4,751,400
Autodesk, Inc. (a)	11,000	2,082,080
CrowdStrike Holdings, Inc. - Class A (a)	16,000	3,180,160
Intuit, Inc.	34,300	14,363,125
Microsoft Corporation	12,000	3,330,240
salesforce.com, inc. (a)	8,400	1,477,896
		29,184,901
Technology Hardware - 16.7%
Apple, Inc.	139,228	21,949,294
Cisco Systems, Inc.	30,000	1,469,400
Corning, Inc.	60,000	2,111,400
Motorola Solutions, Inc.	15,000	3,205,350
		28,735,444
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THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Technology - 51.4% (Continued)
Technology Services - 10.8%
Accenture plc - Class A	17,900	$ 5,376,444
Automatic Data Processing, Inc.	7,000	1,527,260
Block, Inc. - Class A (a)	25,000	2,488,500
Paychex, Inc.	24,000	3,041,520
PayPal Holdings, Inc. (a)	45,000	3,956,850
Visa, Inc. - Class A	10,000	2,131,300
		18,521,874

Total Common Stocks (Cost $41,838,851)		$ 169,483,723

EXCHANGE-TRADED FUNDS - 1.4%	Shares	Value
Health Care - 1.4%
Biotech & Pharma - 1.4%
iShares Biotechnology ETF (Cost $2,083,074)	20,000	$ 2,333,000

MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class Z, 0.18% (b) (Cost $339,465)	339,465	$ 339,465

Total Investments at Value - 100.1% (Cost $44,261,390)		$ 172,156,188

Liabilities in Excess of Other Assets - (0.1%)		(186,017)

Net Assets - 100.0%		$ 171,970,171

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of April 30, 2022.

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